Personnel Salaries and Expenses	12 Months Ended
Dec. 31, 2022
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Personnel Salaries and Expenses

Note 30 – Personnel Salaries and Expenses

Personnel salaries expenses for the years ended December 31, 2022, 2021 and 2020 are broken down as follows:

	For the years ended December 31,
	2022	2021	2020
	MCh$	MCh$	MCh$
Personnel compensation	(218,209)	(180,671)	(185,677)
Bonuses or gratifications	(67,828)	(79,945)	(68,154)
Compensation for years of service	(30,075)	(24,402)	(17,292)
Training expenses	(2,668)	(1,174)	(931)
Health and life insurance	(1,869)	(1,052)	(2,831)
Other personnel expenses	(20,849)	(19,476)	(17,306)
Totals	(341,498)	(306,720)	(292,191)